Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
Valuation and qualifying accounts

The following table presents the information required by Rule 12-09 of Regulation S-X in regards to valuation and qualifying accounts for each of the periods presented:

Description	Balance at beginning of period	Additions (i)	Deductions (ii)	Translation	Balance at end of period
Year ended December 31, 2018:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$21,467	$6,064	$(1,860)	$(132)	$25,539
Valuation allowance on deferred tax assets	271,651	13,107	(37,718)	(27,120)	219,920
Reported as liabilities:
Provision for contingencies	27,956	25,838	(19,702)	(5,583)	28,509
Total	$321,074	$45,009	$(59,280)	$(32,835)	$273,968
Year ended December 31, 2017:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$16,367	$6,386	$(1,244)	$(42)	$21,467
Valuation allowance on deferred tax assets	290,620	8,382	(27,515)	164	271,651
Reported as liabilities:
Provision for contingencies	18,112	36,160	(26,137)	(179)	27,956
Total	$325,099	$50,928	$(54,896)	$(57)	$321,074
Year ended December 31, 2016:
Deducted from assets accounts:
Allowance for doubtful accounts	$12,768	$5,367	$(1,647)	$(121)	$16,367
Valuation allowance on deferred tax assets	297,891	36,778	(24,967)	(19,082)	290,620
Reported as liabilities:
Provision for contingencies	20,578	28,577	(32,049)	1,006	18,112
Total	$331,237	$70,722	$(58,663)	$(18,197)	$325,099

(i)	Additions in valuation allowance on deferred tax assets are charged to income tax expense.

Additions in provision for contingencies are explained as follows:

Fiscal years 2018, 2017 and 2016 – Relate to the accrual of $23,995, $36,160 and $28,577, respectively, and a reclassification of $1,843, during fiscal year 2018. See Note 18 for details.

(ii)	Deductions in valuation allowance on deferred tax assets are charged to income tax expense.

Deductions in provision for contingencies are explained as follows:
Corresponds to the settlements and reclassifications amounting to $19,702 and $nil, respectively, during fiscal year 2018; $25,427 and $710, respectively, during fiscal year 2017; and $20,554 and $11,495, respectively, during fiscal year 2016; as discussed in Note 18.

(iii)
Presented in the consolidated balance sheet as follow: $24,999 and $19,791 at December 31, 2018 and 2017, respectively, within Accounts and notes receivable, net and $540 and $1,676 at December 31, 2018 and 2017, respectively, within Other receivables.